Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares [1]	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares
Statement Line Items [Line Items]
Revenues | ₪	₪ 9,321		₪ 9,789	₪ 10,084
Costs and expenses
Depreciation and amortization | ₪	2,387		2,117	2,161
Salaries | ₪	1,995		2,007	2,015
General and operating expenses | ₪	3,394		3,906	4,021
Impairment losses | ₪	2,294		129
Other operating expenses | ₪	635		20	21
Costs and expenses | ₪	10,705		8,179	8,218
Operating profit (loss) | ₪	(1,384)		1,610	1,866
Financing expenses (income)
Finance expenses | ₪	620		586	1,054
Finance income | ₪	(89)		(69)	(123)
Financing expenses, net | ₪	531		517	931
Profit (loss) after financing expenses, net | ₪	(1,915)		1,093	935
Share of loss in equity-accounted investee | ₪	3		5	5
Profit (loss) before income tax | ₪	(1,918)		1,088	930
Income tax expenses (benefit) | ₪	(59)		347	442
Net profit (loss) for the year | ₪	(1,859)		741	488
Profit (loss) attributable to:
Shareholders of the company | ₪	(1,029)		78	(236)
Non-controlling interests | ₪	(830)		663	724
Net profit (loss) for the year | ₪	₪ (1,859)		₪ 741	₪ 488
Earnings (loss) per share
Basic | ₪ / shares	₪ (34.44)		₪ 2.62	₪ (7.92)
Diluted | ₪ / shares	₪ (34.44)		₪ 2.62	₪ (7.92)
USD
Statement Line Items [Line Items]
Revenues | $		$ 2,487
Costs and expenses
Depreciation and amortization | $		637
Salaries | $		532
General and operating expenses | $		906
Impairment losses | $		612
Other operating expenses | $		170
Costs and expenses | $		2,857
Operating profit (loss) | $		(370)
Financing expenses (income)
Finance expenses | $		165
Finance income | $		(24)
Financing expenses, net | $		141
Profit (loss) after financing expenses, net | $		(511)
Share of loss in equity-accounted investee | $		1
Profit (loss) before income tax | $		(512)
Income tax expenses (benefit) | $		(16)
Net profit (loss) for the year | $		(496)
Profit (loss) attributable to:
Shareholders of the company | $		(274)
Non-controlling interests | $		(222)
Net profit (loss) for the year | $		$ (496)
Earnings (loss) per share
Basic | $ / shares		$ (9.19)
Diluted | $ / shares		$ (9.19)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.